Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Huazhi Hu	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Hefei Heyi Aviation Co., LTD (“Hefei Heyi”)	A company over which the Group has significant influence
Zhejiang Zhiyi Navigation Co., Ltd. (“Zhejiang Zhiyi”)	A company over which the Group has significant influence
Guangzhou Yitong Zhihang Technology Co., Ltd. (“Yitong Zhihang”)	A company over which the Group has significant influence
Hangzhou Zhongan Aviation Co., LTD (“Hangzhou Zhongan”)	A company over which the Group has significant influence
Wanyi Tianxia (Zhuhai) Aviation Co., LTD (“Wanyi Tianxia”)	A company over which the Group has significant influence
Guangxi Fengshan Fengyi Aviation Service Co., LTD (“Fengshan Fengyi”)	A company over which the Group has significant influence
Xinjiang Xiyu Qingniao General Aviation Co., Ltd. (“Xiyu Qingniao”)	A company over which the Group has significant influence
Wuxi Liangyun low-altitude commercial operation management Co., LTD (“Wuxi Liangyun”)	A company over which the Group has significant influence
Shenzhen Pengcheng Wing General Aviation Co., Ltd. (“Pengcheng Wing”)	A company over which the Group has significant influence
Yihang Zhifang Equipment (Guangzhou) Co., Ltd. (“Zhifang”)	A company controlled by the Group’s founder and director
RedChip Strategy Limited (“RedChip”)	A company wholly owned by a director, classified as a related party of the Group on November 24, 2025 upon its shareholder’s appointment to the Group’s director

(1)	Transaction with related parties
(i) Sales of products

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Hefei Heyi	—	106	13,278	1,899
Zhejiang Zhiyi	—	—	16	2
Yitong Zhihang	3,009	—	13	2
Hangzhou Zhongan	—	—	9	1
Wanyi Tianxia	—	18	—	—
Fengshan Fengyi	—	9	—	—
Xiyu Qingniao	8,850	—	—	—

Total	11,859	133	13,316	1,904

(ii) Provision of services

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Wanyi Tianxia	—	94	132	19
Fengshan Fengyi	—	—	89	12
Hefei Heyi	—	599	85	12
Wuxi Liangyun	—	33	41	6
Pengcheng Wing	—	—	28	4
Yitong Zhihang	—	499	19	3

Total	—	1,225	394	56

(iii) Receipt of services
The Group maintained a consulting agreement with consulting firm RedChip. The consulting fees incurred during the period from November 24, 2025 to December 31, 2025 amounted to RMB1,127 (US$161), which were settled via a combination of cash and RSUs.

(2)	Contract liabilities from sales of products

	As of December 31,
	2024	2025
	RMB	RMB	US$
Xiyu Qingniao	2,000	2,279	326
Fengshan Fengyi	—	28	4

Total	2,000	2,307	330

(3)	Amount due from related parties for the sales of products and services

	As of December 31,
	2024	2025
	RMB	RMB	US$
Hefei Heyi	465	5,380	769
Pengcheng Wing	—	30	4
Wanyi Tianxia	40	—	—
Less: expected credit losses provision	(47)	(222)	(32)

Total	458	5,188	741

(4)	Guarantee received for borrowings
As of December 31, 2024 and 2025, RMB34,472 and RMB29,941 (US$4,282) short-term bank loans, and RMB16,000 and RMB7,000 (US$1,001) long-term bank loans were guaranteed by the Group’s founder and Chairman of the Board, Mr. Huazhi Hu.

(5)	Loans to a related party
In 2025, the Group extended several loans amounting to RMB
5,000 (US$715) to Hefei Heyi, with an annual interest rate of 3%. A partial repayment of RMB3,000 (US$429) was received in December 2025, and as of December 31, 2025, the outstanding principal and interest totaled RM
B
2,070
(US$
296
)
. The remaining balance of the loans were settled in March 2026.

(6)	Investment in a related entity
In

April 2025, the Group invested in Zhifang under the control of the Group’s founder and Chairman of the Board, Mr. Huazhi Hu, which principally engages in research and development of unmanned mart yacht, for a total consideration of RMB
14,500
(US$
2,073
) to acquire
4.63
% equity interests of the investee.